Expense Example, No Redemption - Class C	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Expense Example, No Redemption, 1 Year	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Expense Example, No Redemption, 3 Years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Expense Example, No Redemption, 5 Years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Expense Example, No Redemption, 10 Years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Expense Example, No Redemption, 1 Year	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Expense Example, No Redemption, 3 Years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Expense Example, No Redemption, 5 Years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Expense Example, No Redemption, 10 Years
USD ($)	200	695	1,217	2,460	190	659	1,154	2,328